Consolidated Statements of Operations and Comprehensive (loss) Income - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 276,340,120	$ 545,035,182	$ 688,607,542	$ 633,079,773
Total cost of revenues		(272,356,649)	(541,923,460)	(672,562,832)	(620,989,960)
Gross profit		3,983,471	3,111,722	16,044,710	12,089,813
Operating expenses
Selling and marketing expenses		(38,067)	(721,732)	(39,664)	(101,302)
General and administrative expenses		(3,330,264)	(10,437,305)	(5,249,099)	(5,127,137)
Depreciation expenses		(2,558,809)	(4,865,218)	(4,758,014)	(4,257,189)
Total operating expenses		(5,927,140)	(16,024,255)	(10,046,777)	(9,485,628)
(Loss) Income from operations		(1,943,669)	(12,912,533)	5,997,933	2,604,185
Other (expenses) income, net
Interest income		633,881	1,333,946	52,126	10,264
Sundry (expense) income		(1,392,794)	(2,538,573)	2,022,473	3,321,563
Interest expenses		(2,802,798)	(5,328,276)	(4,598,376)	(2,203,061)
Share of losses of associates		(4,029)	(12,753)	(710)
Total other (expenses) income, net		(3,565,740)	(6,545,656)	(2,524,487)	1,128,766
(Loss) Income before income taxes		(5,509,409)	(19,458,189)	3,473,446	3,732,951
Income tax benefit (expense)		988,034	318,017	(1,428,299)	(774,239)
Net (loss) income		(4,521,375)	(19,140,172)	2,045,147	2,958,712
Less: loss (income) attributable to non-controlling interest		212,473	500,431	(167,910)	(962,761)
Net (loss) income attributable to controlling interest		$ (4,308,902)	$ (18,639,741)	$ 1,877,237	$ 1,995,951
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares, basic	[1]	21,359,033	23,565,000	20,000,000	20,000,000
Weighted average number of ordinary shares, diluted	[1]	21,359,033	23,565,000	20,000,000	20,000,000
Earnings per share, basic	[1]	$ (0.20)	$ (0.79)	$ 0.09	$ 0.10
Earnings per share, diluted	[1]	$ (0.20)	$ (0.79)	$ 0.09	$ 0.10
Other comprehensive (loss) income:
Net (loss) income		$ (4,521,375)	$ (19,140,172)	$ 2,045,147	$ 2,958,712
Foreign currency translation adjustments		(96,336)	(355,747)	276,068	1,887,789
Total comprehensive (loss) income		(4,617,711)	(19,495,919)	2,321,215	4,846,501
Comprehensive (loss) income including non-controlling interest		(4,617,711)	(19,495,919)	2,321,215	4,846,501
Comprehensive (loss) income attributable to non-controlling interest		223,300	511,437	(167,781)	(832,987)
Comprehensive (loss) income attributable to controlling interest		(4,394,411)	(18,984,482)	2,153,434	4,013,514
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		276,185,254	544,845,521	688,430,008	632,789,396
Total cost of revenues		(272,274,995)	(541,589,842)	(671,615,772)	(619,866,604)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		154,866	189,661	177,534	290,377
Total cost of revenues		$ (81,654)	$ (333,618)	$ (947,060)	$ (1,123,356)

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the share redesignation and reclassification on October 20, 2026 (see Note 14)